SUPPLEMENT DATED NOVEMBER 15, 2010

TO PROSPECTUSES DATED APRIL 30, 2010
FOR SUN PRIME VARIABLE UNIVERSAL LIFE INSURANCE AND
SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective November 15, 2010:

I.	The name of SCSM Ibbotson Moderate Fund is changed to SCSM Ibbotson Conservative Fund.

II.	The following Sub-Accounts are added as investment options:

MFS® Global Tactical Allocation Portfolio (Service Class)
PIMCO Global Multi-Asset Portfolio (Administrative Class)
SCSM BlackRock International Index Fund (Initial Class)

Massachusetts Financial Services Company, our affiliate, advises MFS® Global Tactical Allocation Portfolio.  Pacific Investment Management Company LLC advises the PIMCO Global Multi-Asset Portfolio.  Sun Capital Advisers, LLC, our affiliate, advises the SCSM BlackRock International Index Fund with BlackRock Investment Management, LLC as the subadviser.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Prime Sun Prime Survivorship 10/2010